CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	3,432,000	3,432,000
Common shares, shares outstanding	3,432,000	3,432,000
Common stock subject to redemption
Temporary equity, shares authorized	50,000,000	50,000,000
Temporary equity, par value, (per share)	$ 0.0001	$ 0.0001
Temporary equity, redemption price, (per share)	$ 10.15	$ 10.15
Temporary equity, shares issued	11,500,000	11,500,000
Temporary equity, shares outstanding	11,500,000	11,500,000